Label	Element	Value
First Investors Fund For Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fiif_SupplementTextBlock
SUPPLEMENT DATED JUNE 12, 2017

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2017

1.	In “The Funds Summary Section” for the Fund For Income, Government Fund and Investment Grade Fund, the “Shareholder Fees” table is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

2.	In the “The Funds Summary Section” for the Fund For Income, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$521	$778	$1,054	$1,840

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Please retain this Supplement for future reference

IEP0617

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Fund For Income